Pension Schemes - Summary of Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Equities	£ 1,600	£ 1,573
Liability matching assets	2,681	2,551
Property funds and ground leases	743	706
Direct lending	208	204
Cash and cash equivalents	152	107
Other	13	12
Total	5,397	5,153
UK schemes [member]
Disclosure of fair value of plan assets [line items]
Equities	1,595	1,563
Liability matching assets	1,704	1,499
Property funds and ground leases	743	706
Direct lending	208	204
Cash and cash equivalents	127	95
Other	13	9
Total	4,390	4,076
Foreign schemes [member] | US [member]
Disclosure of fair value of plan assets [line items]
Equities	5	10
Liability matching assets	977	1,052
Property funds and ground leases	0	0
Direct lending	0	0
Cash and cash equivalents	25	12
Other	0	3
Total	£ 1,007	£ 1,077